INCOME TAXES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
INCOME TAXES
Federal income tax benefit attributable to: Current Operations	$ 4,000	$ 84,000
Less: valuation allowance	(4,000)	(84,000)
Net provision for Federal income taxes	$ 0	$ 0